Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited financial statements are issued. The Company has evaluated all events or transactions that occurred after March 31, 2025, up through August 6, 2025, the Company issued the unaudited consolidated financial statements and concluded that no other material subsequent events except for the disclosed below:

Bank borrowings

Borrowings repayment

From March 31, 2025 to the date the unaudited consolidated financial statements were available to be issued, the Company repaid part of its long-term borrowings of $2,756 (RMB 20,000).

New borrowings

As the date the unaudited audited consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $1,378,037 (RMB 10,000,000) with interest rates at 2.50% as follows:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank	10,000,000	$1,378,037	06/12/2025	05/18/2028	2.50%
Total	10,000,000	$1,378,037